Catalyst/Exceed Defined Risk Fund

Catalyst/Exceed Defined Shield Fund

each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/Exceed Defined Risk Fund and Catalyst/Exceed Defined Shield Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on June 1, 2020, (SEC Accession No. 0001580642-20-002218).